CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (2,316)	$ (12,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9	8
Exchange rate differences on cash, cash equivalents and restricted cash	(8)	(3)
Net change in operating lease asset and liability	12	(7)
Amortization of intangible assets	173	0
Share-based compensation to employees and directors	396	198
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(258)	1,564
Trade payables	(132)	(102)
Employees, related liabilities and accrued expenses	142	2,516
Net cash used in operating activities	(1,982)	(8,644)
Cash flows from investing activities
Purchase of property and equipment	0	(12)
Bridge loan	(50)	0
Net cash used in investing activities	(50)	(12)
Cash flows from financing activities
Proceeds from issuance of shares, warrants and prefunded warrants	1,338	4,000
Issuance costs	(91)	(590)
Net cash provided by financing activities	1,247	3,410
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	8	3
Change in cash, cash equivalents and restricted cash	(777)	(5,243)
Cash, cash equivalents and restricted cash at the beginning of the period	4,271	8,036
Cash, cash equivalents and restricted cash at the end of the period	3,494	2,793
Supplemental cash flow information:
Cash and cash equivalents	3,479	2,783
Restricted cash	15	10
Total cash, cash equivalents and restricted cash	3,494	2,793
Acquisition of technology in exchange for equity instruments	7,292	0
Acquisition of right-of-use assets by means of lease liabilities	$ 49	$ 0